Annual Total Returns- DWS Money Market Prime Series (DWSMoneyMarketFund) [BarChart] - DWSMoneyMarketFund - DWS Money Market Prime Series - DWS Money Market Fund	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	0.01%	0.01%	0.01%	0.01%	0.12%	0.64%	1.55%	1.89%	0.46%